Leases - Schedule of Finance Lease Maturity (Detail) $ in Thousands	Apr. 02, 2022 USD ($)
Leases [Abstract]
2022	$ 130
2023	174
2024	174
2025	174
2026	25
Later years	0
Total future lease payments	677
Less imputed interest	(60)
Present value of future lease payments	$ 617